T. ROWE PRICE GLOBAL GROWTH STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1)	4,640	5,218
Total Argentina (Cost $1,098)		5,218

BELGIUM 0.1%
Common Stocks 0.1%
Umicore	32,607	1,540
Total Belgium (Cost $1,234)		1,540

BRAZIL 1.4%
Common Stocks 1.4%
Magazine Luiza	298,154	4,593
StoneCo, Class A (USD) (1)	109,781	5,238
XP, Class A (USD) (1)	124,163	5,773
Total Brazil (Cost $8,577)		15,604

CANADA 2.9%
Common Stocks 2.9%
Brookfield Asset Management, Class A (USD)	173,299	5,603
Kirkland Lake Gold	74,742	4,082
Magna International (USD)	93,400	4,312
National Bank of Canada	85,769	4,050
Shopify, Class A (USD) (1)	6,890	7,055
Sun Life Financial (USD) (2)	161,966	6,312
Total Canada (Cost $22,572)		31,414

CAYMAN ISLANDS 0.4%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$2,115 (USD) (1)(3)(4)	377,026	2,647
		2,647

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD) (1)(3)(4)	26,185	2,162
		2,162
Total Cayman Islands (Cost $3,406)		4,809

CHINA 6.2%
Common Stocks 5.1%
Alibaba Group Holding, ADR (USD) (1)	92,340	23,179
China Resources Beer Holdings (HKD)	750,000	5,216
Hope Education Group (HKD)	10,458,000	3,516
JD. com, ADR (USD) (1)	64,040	4,085
Tencent Holdings (HKD)	180,300	12,368
Wuxi Biologics (HKD) (1)	194,500	4,015
Zhongsheng Group Holdings (HKD)	453,000	2,801
		55,180
Common Stocks - China A Shares 1.1%
Glodon, A Shares (CNH)	505,411	5,533
Gree Electric Appliances of Zhuhai, A Shares (CNH)	563,400	4,583
Jiangsu Hengrui Medicine, A Shares (CNH)	161,543	2,182
		12,298
Total China (Cost $44,421)		67,478

FRANCE 1.8%
Common Stocks 1.8%
Dassault Systemes	16,144	2,940
EssilorLuxottica (1)	33,920	4,518
Eurofins Scientific (1)	12,569	8,227
Safran (1)	34,474	3,666
Total France (Cost $14,560)		19,351

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
GERMANY 6.6%

Common Stocks 5.8%
Delivery Hero (1)	55,506	6,372
Evotec (1)(2)	543,277	14,374
Infineon Technologies	346,652	8,838
Shop Apotheke Europe (1)(2)	36,708	5,493
Siemens	35,894	4,574
Symrise	82,571	10,322
TeamViewer (1)	88,055	4,761
Zalando (1)	107,532	7,763
		62,497
Preferred Stocks 0.8%
Sartorius (5)	12,036	4,631
Volkswagen (1)	25,765	3,771
		8,402
Total Germany (Cost $58,467)		70,899

HONG KONG 0.9%

Common Stocks 0.9%
AIA Group	832,000	7,502
Galaxy Entertainment Group	302,000	2,060
Total Hong Kong (Cost $8,975)		9,562

INDIA 4.3%

Common Stocks 4.3%
Axis Bank	579,703	3,345
Britannia Industries	86,613	4,429
Godrej Consumer Products	381,057	3,525
Havells India	449,325	3,499
HDFC Asset Management	73,383	2,370
HDFC Bank (1)	372,086	5,142
HDFC Bank, ADR (USD) (1)(2)	91,188	4,263
Housing Development Finance	150,878	3,597
Kotak Mahindra Bank	505,127	9,202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $1,563 (USD) (1)(3)(4)	6,139	1,157
Pidilite Industries	143,838	2,613
United Spirits (1)	455,466	3,535
Total India (Cost $44,731)		46,677

INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia	3,578,800	7,666
Kalbe Farma	19,328,200	2,079
Sumber Alfaria Trijaya	71,698,300	3,629
Unilever Indonesia	6,505,000	3,749
Total Indonesia (Cost $14,427)		17,123

ITALY 0.6%
Common Stocks 0.6%
DiaSorin	31,265	6,167
Total Italy (Cost $6,246)		6,167

JAPAN 1.6%
Common Stocks 1.6%
Daiichi Sankyo	40,300	3,566
FANUC	11,500	1,940
Keyence	17,000	7,169
Recruit Holdings	72,800	2,271
Sumitomo Metal Mining	79,500	2,390
Total Japan (Cost $12,298)		17,336

NETHERLANDS 1.9%
Common Stocks 1.9%
Adyen (1)	4,685	7,861
Argenx, ADR (USD) (1)	12,306	2,832
ASML Holding (USD)	13,678	4,838

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Koninklijke DSM	32,604	4,991
Total Netherlands (Cost $10,872)		20,522

NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria	518,295	1,437
Total Nigeria (Cost $1,880)		1,437

NORWAY 0.2%
Common Stocks 0.2%
Norsk Hydro (1)	944,808	2,669
Total Norway (Cost $2,321)		2,669

PERU 1.3%
Common Stocks 1.3%
Credicorp (USD)	46,346	5,894
InRetail Peru (USD)	167,802	5,453
Southern Copper (USD) (2)	59,981	2,622
Total Peru (Cost $13,135)		13,969

PHILIPPINES 1.5%
Common Stocks 1.5%
Ayala Land	5,062,900	3,434
BDO Unibank	1,615,643	2,889
Jollibee Foods	1,131,520	3,112
SM Investments	391,656	7,151
Total Philippines (Cost $19,919)		16,586

PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia	287,107	3,006
Total Portugal (Cost $3,600)		3,006

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1)(2)	81,704	9,984
Total Singapore (Cost $1,106)		9,984

SOUTH AFRICA 0.3%
Common Stocks 0.3%
Naspers, N Shares	19,037	3,464
Total South Africa (Cost $3,129)		3,464

SOUTH KOREA 0.4%
Common Stocks 0.4%
Samsung Electronics	94,599	4,623
Total South Korea (Cost $3,824)		4,623

SWEDEN 2.3%
Common Stocks 2.3%
Assa Abloy, B Shares	290,640	6,416
Boliden	180,335	4,924
Hexagon, B Shares (1)	112,262	7,342
Swedbank, A Shares (1)	375,153	6,092
Total Sweden (Cost $19,996)		24,774

SWITZERLAND 2.4%
Common Stocks 2.4%
Julius Baer Group	106,708	4,685
Lonza Group	12,983	8,119
Partners Group Holding	4,499	4,358
Temenos (2)	26,521	3,919
Zurich Insurance Group	14,353	5,308
Total Switzerland (Cost $22,044)		26,389

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
THAILAND 0.2%

Common Stocks 0.2%
CP ALL (1)	1,192,100	2,596
Total Thailand (Cost $2,560)		2,596

TURKEY 0.2%

Common Stocks 0.2%
Ulker Biskuvi Sanayi (1)	616,397	2,293
Total Turkey (Cost $1,995)		2,293

UNITED KINGDOM 6.4%

Common Stocks 6.4%
Ashtead Group	116,988	3,725
ASOS (1)	105,317	4,607
AstraZeneca, ADR (USD)	74,765	4,170
BHP Group	118,019	2,552
Experian	208,949	7,299
Farfetch, Class A (USD) (1)(2)	254,197	6,515
HomeServe	190,529	3,298
London Stock Exchange Group	47,156	5,209
Mondi	180,910	3,204
Next	72,662	5,129
Ocado Group (1)	223,421	5,986
Rentokil Initial	927,883	6,473
Unilever	182,129	10,845
Total United Kingdom (Cost $52,544)		69,012

UNITED STATES 52.0%

Common Stocks 50.8%
AbbVie	38,208	3,626
Agilent Technologies	33,311	3,209
Alnylam Pharmaceuticals (1)	22,684	3,306
Alphabet, Class C (1)	16,520	24,499

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Amazon. com (1)	12,291	38,897
Amphenol, Class A	46,303	4,897
Apple	29,633	12,595
Atlassian, Class A (1)	27,975	4,942
Avalara (1)	44,088	5,928
Booking Holdings (1)	2,184	3,630
Charles Schwab	231,318	7,668
Chart Industries (1)(2)	80,000	5,482
Chubb	73,075	9,298
Cigna	41,106	7,099
Clorox	20,800	4,919
CME Group	28,768	4,781
Colgate-Palmolive	131,250	10,133
Concho Resources	69,225	3,637
CoStar Group (1)	7,512	6,383
Coupa Software (1)(2)	14,852	4,551
Crowdstrike Holdings, Class A (1)	41,186	4,662
Danaher	52,405	10,680
Datadog, Class A (1)	51,864	4,868
DocuSign (1)	44,575	9,665
E*TRADE Financial	40,347	2,048
EOG Resources	90,413	4,236
Epic Games, Acquisition Date: 6/18/20, Cost $3,528 (1)(3)(4)	6,136	3,528
Estee Lauder, Class A	24,190	4,778
Etsy (1)	38,229	4,526
Facebook, Class A (1)	79,368	20,133
Fifth Third Bancorp	409,763	8,138
Fiserv (1)	109,143	10,891
FleetCor Technologies (1)	15,332	3,964
General Electric	813,787	4,940
Global Payments	50,500	8,990
Goldman Sachs Group	39,587	7,837
HCA Healthcare	31,269	3,960
Hilton Worldwide Holdings	45,720	3,431
Incyte (1)	36,182	3,573
International Paper	115,275	4,010

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Intuit	26,337	8,069
Intuitive Surgical (1)	11,478	7,867
KKR	230,706	8,160
Linde	26,688	6,542
Marriott International, Class A	34,105	2,859
Marsh & McLennan	42,159	4,916
MetLife	201,410	7,623
Microsoft	54,664	11,207
Morgan Stanley	159,163	7,780
Netflix (1)	14,939	7,303
NextEra Energy	46,424	13,031
Okta (1)	20,553	4,542
Paycom Software (1)	14,682	4,175
PayPal Holdings (1)	30,024	5,887
Prologis, REIT	43,308	4,566
Roper Technologies	26,098	11,286
salesforce. com (1)	66,599	12,977
Sempra Energy	98,538	12,264
ServiceNow (1)	14,712	6,462
Snap, Class A (1)(2)	217,602	4,879
Splunk (1)	24,692	5,181
Stripe, Class B, Acquisition Date: 12/17/19, Cost $296 (1)(3)(4)	18,846	296
Stryker	27,568	5,329
Teladoc Health (1)(2)	20,510	4,874
Teledyne Technologies (1)	8,119	2,490
Tesla (1)	3,389	4,849
Thermo Fisher Scientific	10,489	4,342
Tradeweb Markets, Class A	119,662	6,470
UnitedHealth Group	23,644	7,159
Veeva Systems, Class A (1)	30,580	8,091
Vertex Pharmaceuticals (1)	12,419	3,378
Visa, Class A (2)	37,223	7,087
Waste Connections	42,443	4,345
Wells Fargo	549,161	13,323
Weyerhaeuser, REIT	209,102	5,815
Wix. com (1)	24,552	7,132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Workday, Class A (1)	42,123	7,621
Zendesk (1)(2)	39,029	3,557
		552,072
Convertible Preferred Stocks 1.2%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$605 (1)(3)(4)	65,500	605
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $1,153
(1)(3)(4)	42,712	231
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$5,756 (1)(3)(4)	371,582	5,756
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163
(1)(3)(4)	10,605	2,333
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $753
(1)(3)(4)	57,435	1,068
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $127
(1)(3)(4)	9,645	179
Uipath, Series E, Acquisition Date: 7/9/20, Cost $27 (1)(3)(4)	1,435	27
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587
(1)(3)(4)	30,126	2,587
		12,786
Total United States (Cost $414,085)		564,858

VIETNAM 0.6%

Common Stocks 0.6%
Masan Group (1)	2,017,745	4,391
Military Commercial Joint Stock Bank (1)	2,780,760	1,931
Total Vietnam (Cost $9,023)		6,322

SHORT-TERM INVESTMENTS 0.0%

Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.13% (6)(7)	1,560	2
Total Short-Term Investments (Cost $2)		2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 4.4%
Short-Term Funds 4.4%
T. Rowe Price Short-Term Fund, 0.25% (6)(7)	4,736,037	47,360
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		47,360
Total Securities Lending Collateral (Cost $47,360)		47,360

Total Investments in Securities 104.3%
(Cost $870,407)		$1,133,044
Other Assets Less Liabilities (4.3)%		(46,574)
Net Assets 100.0%		$1,086,470

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $22,576 and represents 2.1% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$16
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$16+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$1,468		¤	¤	$2
T. Rowe Price Short-Term
Fund	24,806		¤	¤	47,360
Total					$47,362^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $16 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $47,362.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$656,141	$ 398,563	$ 7,628	$ 1,062,332
Convertible Preferred Stocks	—	—	14,948	14,948
Preferred Stocks	—	8,402	—	8,402
Short-Term Investments	2	—	—	2
Securities Lending Collateral	47,360	—	—	47,360
Total	$703,503	$ 406,965	$ 22,576	$ 1,133,044

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2020, totaled $312,000 for the period ended July 31, 2020.

($000s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	11/1/19	Period	Purchases+	7/31/20
Investment in Securities
Common Stocks	$988	$(183)	$6,823	$7,628
Convertible Preferred Stocks	3,620	495	10,833	14,948

Total	$4,608	$312	$17,656	$22,576

+ $3,900,000 of Total Purchases relates to securities acquired through a merger effected on November 25, 2019.